State Street Total Return VIS Fund Shareholder Fees - Class 3 [Member] - State Street Total Return VIS Fund - Class 3	Dec. 31, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%